Other disclosures - Disclosure of leverage capital (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Disclosures
Tier 1 capital (EUR million)	€ 82,885	€ 82,452
Exposure (EIR million)	€ 1,751,029	€ 1,536,516
Leverage ratio	4.73%	5.37%